Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	COLORADO BONDSHARES A TAX EXEMPT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000810744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2024
Prospectus Date	rr_ProspectusDate	Jan. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A